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                          SUPPLEMENT DATED MAY 3, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2001
                                      for

    Last Survivor Flexible Premium Variable Universal Life Insurance Policy

                                   Issued by
                          MONY Life Insurance Company
                            MONY Variable Account L

EFFECTIVE MAY 3, 2001 THIS SUPPLEMENT CORRECTS CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     The investment adviser fee for the Emerging Countries Portfolio in the table on page 6 is corrected to read as follows:

          Annual rate of 1.25% of the portfolio's average daily net assets.

Form No. 14431 SL (Supp 5/3/01)                       Registration No. 333-71677